SHARE CAPITAL (Details) $ / shares in Units, ¥ in Thousands, $ in Thousands	1 Months Ended				12 Months Ended
	Dec. 31, 2020 Vote $ / shares shares	Aug. 31, 2020 CNY (¥) shares	Aug. 31, 2020 USD ($) shares	Jun. 30, 2020 $ / shares shares	Dec. 31, 2020 CNY (¥) shares	Dec. 31, 2020 USD ($) Vote $ / shares shares	Dec. 31, 2019 CNY (¥) shares	Dec. 31, 2018 shares	Oct. 31, 2019 $ / shares shares
SHARE CAPITAL
Proceeds from issuance of stock					¥ 2,680,421	$ 410,792	¥ 572
Convertible Notes Payable [Member]
SHARE CAPITAL
Percentage of total principal amount converted	23.70%					23.70%
Public offering
SHARE CAPITAL
Proceeds from issuance of stock		¥ 2,680,421	$ 410,792
Class A Ordinary Shares
SHARE CAPITAL
Entitled vote per ordinary share | Vote	1					1
Issuance of new shares for share option exercise and restricted share units vested							304,200	3,070,500
Number of shares repurchased and cancelled					104,304	104,304
Shares issued	1,199,790,000					1,199,790,000	1,200,000,000
Share Price | $ / shares				$ 1,000
Number of shares offered and sold				150,000
Class A Ordinary Shares | Convertible Notes Payable [Member]
SHARE CAPITAL
Number of shares issued upon conversion	11,210,142	12,499,998	12,499,998		23,710,140	23,710,140
Class A Ordinary Shares | Public offering
SHARE CAPITAL
Number of shares offered and sold		117,300,000	117,300,000
Class A Ordinary Shares | Over allotment option
SHARE CAPITAL
Number of shares offered and sold		15,300,000	15,300,000
Class B Ordinary Shares
SHARE CAPITAL
Entitled vote per ordinary share | Vote	10					10
Conversion share ratio	1					1
Shares issued	300,000,000					300,000,000	300,000,000
Class C Ordinary Shares
SHARE CAPITAL
Entitled vote per ordinary share | Vote	1					1
Conversion share ratio	1					1
Shares issued	60,000					60,000	60,000
Class C Ordinary Shares | Personal Group Limited
SHARE CAPITAL
Shares issued									60,000
Share Price | $ / shares									$ 1.35
American Depository Shares | Convertible Notes Payable [Member]
SHARE CAPITAL
Conversion price (in dollars per share) | $ / shares	$ 12					$ 12
American Depository Shares | Public offering
SHARE CAPITAL
Number of shares offered and sold		19,550,000	19,550,000
American Depository Shares | Over allotment option
SHARE CAPITAL
Number of shares offered and sold		2,550,000	2,550,000